DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 20, 2020	Jun. 26, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Feb. 23, 2021	Sep. 30, 2020
Proposed Public Offering
Offering costs paid				$ 4,667,355
Deferred underwriting commissions	$ 7,500,000		$ 7,525,000	7,525,000	$ 7,525,000		$ 7,525,000
Number of warrants issued			8,525,000
Cash held in operating bank account			$ 500,000	900,000	900,000
Working capital			$ 1,000,000	(1,100,000)	(1,100,000)
Loan from sponsor				163,000	163,000
Issuance of ordinary shares to Sponsor				25,000
Common stock, par value			$ 0.0001
Aggregate purchase price				25,000
Proceeds from related party loan				65,000
Shares repurchase amount per agreement.						$ 45,000,000
Exchange ratio threshold amount			$ 1,700,000,000
Exchange ratio divisible amount per share			$ 10.00
Aggregate earnout shares			14,666,667
Minimum share price threshold tranche one			$ 12.50
Earnout share tranche one amount in shares			8,000,000
Minimum share price threshold tranche two			$ 15.00
Earnout share tranche two amount			6,666,667
Earnout consecutive number of day threshold			20 days
Earnout trading day period threshold			30 days
Repayments of related party debt				162,854	25,000
Notes payable, related parties, current			$ 0	0	0
Sponsor
Proposed Public Offering
Number of shares issued		5,750,000
Shares issued, price per share		$ 0.004
Fair value of stock issued				25,000
Related party notes, outstanding balance				$ 0	$ 0		$ 0
Issuance of ordinary shares to Sponsor		$ 5,750,000
Aggregate purchase price		5,750,000
Sponsor | Sponsor Loan
Proposed Public Offering
Proceeds from related party loan		$ 163,000
Class A ordinary shares
Proposed Public Offering
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
Proposed Public Offering
Number of shares issued	21,500,000			1,500,000
Shares issued, price per share	$ 10.00
Gross proceeds	$ 215,000,000
Offering costs paid	12,400,000
Deferred underwriting commissions	$ 7,500,000
Number of warrants issued				5,375,000	5,375,000
Shares issuable per warrant	1
Issuance of ordinary shares to Sponsor	$ 215,000,000
Threshold tangible assets	$ 5,000,001
Maximum percentage of shares that can be redeemed without prior consent of the Company	15.00%
Threshold, ownership	100.00%
Threshold, (in days, months)	24 months
Windown (in days)	10 days
Maximum amount of interest to pay dissolution expenses	$ 100,000
Aggregate purchase price	$ 215,000,000
Private Placement
Proposed Public Offering
Number of shares issued	3,150,000
Shares issued, price per share	$ 2.00
Gross proceeds	$ 12,400,000
Offering costs paid	6,300,000
Deferred underwriting commissions	$ 7,500,000
Number of warrants issued	3,150,000			3,150,000	3,150,000
Price of warrants (in dollars per share)	$ 2.00
Proceeds from issuance of warrants	$ 6,300,000
Shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Threshold, Market value assets (as a percent)	80.00%
Ownership interest to be acquired on post-transaction company	50.00%
Threshold, ownership	50.00%
Threshold, (in days, months)	30 days
Over-allotment
Proposed Public Offering
Number of shares issued	1,500,000